OTHER NON-OPERATING LOSSES, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER NON-OPERATING LOSSES, NET
Loss from early debt redemption	$ (124)		$ 4
Change of fair value of embedded derivative	(6)	$ 12
Change of fair value of other derivatives	(13)	(120)	(15)
Impairment loss of other financial assets	(20)		(1)
Gains relating to past acquisitions and divestments	70
Other (losses) / gains	(4)	26	(30)
Other non-operating losses, net	(97)	$ (82)	$ (42)
Net gain of indemnification from a past business acquisition	45
Gain from sale of investment in subsidiaries	$ 25